Leases - Schedule of Contractual Maturities of the Group’s Operating and Finance Lease Liabilities (Details)	Jun. 30, 2025 USD ($)
Schedule of Contractual Maturities of the Group’s Operating and Finance Lease Liabilities [Abstract]
Operating, Year ending June 30, 2026	$ 220,861
Finance, Year ending June 30, 2026	16,774
Operating, Year ending June 30, 2027	163,829
Finance, Year ending June 30, 2027	16,774
Operating, Year ending June 30, 2028
Finance, Year ending June 30, 2028	11,183
Operating, Total undiscounted lease obligations	384,690
Finance, Total undiscounted lease obligations	44,731
Operating, Less: imputed interest	16,625
Finance, Less: imputed interest	1,898
Operating, Lease liabilities recognized in the consolidated balance sheet	368,065
Finance, Lease liabilities recognized in the consolidated balance sheet	$ 42,833